Condensed Consolidating Financial Statements (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011	Dec. 31, 2010
Condensed Financial Statements, Captions [Line Items]
Percentage of ownership in subsidiaries	100.00%
Current assets:
Cash and cash equivalents	$ 12,525		$ 46,307		$ 18,057	$ 11,648
Accounts receivable, net	145,309		126,150
Deferred income tax assets	6,898		0
Other current assets	15,201		6,863
Total current assets	179,933		179,320
Property and equipment, net	221,078		241,491
Deferred financing costs	16,448		19,135
Goodwill	203,528		192,514		122,069
Broadcast licenses	536,515		536,515
Other intangible assets, net	47,049		59,554
Advances to consolidated subsidiaries	0		0
Investment in consolidated subsidiaries	0		0
Other assets	12,299		12,885
Total assets	1,216,850	[1]	1,241,414	[1]
Current liabilities:
Current portion of long-term debt	17,364		10,756
Accounts payable	14,002		18,955
Income taxes payable	1,420		766
Accrued expenses	51,696		153,246
Deferred income tax liabilities	0		168,219
Program obligations	7,027		10,770
Total current liabilities	91,509		362,712
Long-term debt, excluding current portion	927,328		879,471
Deferred income tax liabilities	64,686		40,556
Program obligations	4,146		4,281
Intercompany liabilities	0		0
Accumulated losses in excess of investment in consolidated subsidiaries			0
Other liabilities	27,209		42,716
Total liabilities	1,114,878	[1]	1,329,736	[1]
Redeemable noncontrolling interest	12,845		3,242
Total equity (deficit)	89,127		(91,564)
Total liabilities, redeemable noncontrolling interest and equity (deficit)	1,216,850		1,241,414
8.375% Senior Notes
Condensed Financial Statements, Captions [Line Items]
Interest rate (as a percent)	8.375%
6.375% Senior Notes
Condensed Financial Statements, Captions [Line Items]
Interest rate (as a percent)	6.375%
LIN Media LLC
Condensed Financial Statements, Captions [Line Items]
Percentage of ownership in subsidiaries	100.00%
Current assets:
Cash and cash equivalents	0		0		0	0
Advances to consolidated subsidiaries	1,900
Investment in consolidated subsidiaries	87,227
Total assets	89,127
Current liabilities:
Accumulated losses in excess of investment in consolidated subsidiaries			91,564
Total liabilities			91,564
Total equity (deficit)	89,127		(91,564)
Total liabilities, redeemable noncontrolling interest and equity (deficit)	89,127
LIN Television Corporation
Current assets:
Cash and cash equivalents	10,313		44,625		16,571	11,200
Accounts receivable, net	88,905		87,103
Deferred income tax assets	5,818		67,412
Other current assets	12,264		4,850
Total current assets	117,300		203,990
Property and equipment, net	180,480		197,125
Deferred financing costs	16,357		19,020
Goodwill	169,492		169,492
Other intangible assets, net	31,303		48,897
Advances to consolidated subsidiaries	7,764		6,746
Investment in consolidated subsidiaries	1,534,600		1,554,903
Other assets	52,778		53,987
Total assets	2,110,074		2,254,160
Current liabilities:
Current portion of long-term debt	16,112		9,243
Accounts payable	4,185		14,335
Income taxes payable	749		372
Accrued expenses	42,570		37,020
Program obligations	4,711		7,479
Total current liabilities	68,327		68,449
Long-term debt, excluding current portion	924,223		875,512
Deferred income tax liabilities	30,013		10,910
Program obligations	2,505		2,222
Intercompany liabilities	970,628		1,345,971
Other liabilities	27,151		42,660
Total liabilities	2,022,847		2,345,724
Total equity (deficit)	87,227		(91,564)
Total liabilities, redeemable noncontrolling interest and equity (deficit)	2,110,074		2,254,160
LIN Television Corporation | 8.375% Senior Notes
Condensed Financial Statements, Captions [Line Items]
Interest rate (as a percent)	8.375%
LIN Television Corporation | 6.375% Senior Notes
Condensed Financial Statements, Captions [Line Items]
Interest rate (as a percent)	6.375%
LIN Television Corporation | Reclassification of Certain Immaterial Intercompany Balances Between Guarantor and Non-Guarantor Subsidiaries | Restatement Adjustment
Current assets:
Advances to consolidated subsidiaries			(4,300)
Current liabilities:
Intercompany liabilities			(4,300)
Guarantor Subsidiaries
Current assets:
Cash and cash equivalents	3		573		653	448
Accounts receivable, net	39,416		31,144
Deferred income tax assets	1,080
Other current assets	1,049		554
Total current assets	41,548		32,271
Property and equipment, net	35,752		39,534
Goodwill	18,518		18,518
Broadcast licenses	493,814		493,814
Other intangible assets, net	1,840		2,775
Advances to consolidated subsidiaries	968,728		1,345,971
Other assets	2,688		2,552
Total assets	1,562,888		1,935,435
Current liabilities:
Accounts payable	5,339		3,385
Income taxes payable	671		394
Accrued expenses	6,254		115,605
Deferred income tax liabilities			235,728
Program obligations	1,013		1,106
Total current liabilities	13,277		356,218
Deferred income tax liabilities	33,824		29,000
Program obligations	217		92
Intercompany liabilities			3,842
Other liabilities	58		56
Total liabilities	47,376		389,208
Total equity (deficit)	1,515,512		1,546,227
Total liabilities, redeemable noncontrolling interest and equity (deficit)	1,562,888		1,935,435
Guarantor Subsidiaries | Reclassification of Certain Immaterial Intercompany Balances Between Guarantor and Non-Guarantor Subsidiaries | Restatement Adjustment
Current liabilities:
Total equity (deficit)			(4,300)
Non-Guarantor Subsidiaries
Current assets:
Cash and cash equivalents	2,209		1,109		833	0
Accounts receivable, net	16,988		7,903
Deferred income tax assets			97
Other current assets	1,888		1,459
Total current assets	21,085		10,568
Property and equipment, net	4,846		4,832
Deferred financing costs	91		115
Goodwill	15,518		4,504
Broadcast licenses	42,701		42,701
Other intangible assets, net	13,906		7,882
Other assets	1,276		1,626
Total assets	99,423		72,228
Current liabilities:
Current portion of long-term debt	1,252		1,513
Accounts payable	4,478		1,235
Income taxes payable	0
Accrued expenses	2,872		621
Program obligations	1,303		2,185
Total current liabilities	9,905		5,554
Long-term debt, excluding current portion	3,105		3,959
Deferred income tax liabilities	849		646
Program obligations	1,424		1,967
Intercompany liabilities	7,764		2,904
Other liabilities	44,443		45,280
Total liabilities	67,490		60,310
Redeemable noncontrolling interest	12,845		3,242
Total equity (deficit)	19,088		8,676
Total liabilities, redeemable noncontrolling interest and equity (deficit)	99,423		72,228
Non-Guarantor Subsidiaries | Reclassification of Certain Immaterial Intercompany Balances Between Guarantor and Non-Guarantor Subsidiaries | Restatement Adjustment
Current liabilities:
Total equity (deficit)			4,300
Eliminations
Current assets:
Cash and cash equivalents	0		0		0	0
Deferred income tax assets			(67,509)
Total current assets			(67,509)
Advances to consolidated subsidiaries	(978,392)		(1,352,717)
Investment in consolidated subsidiaries	(1,621,827)		(1,554,903)
Other assets	(44,443)		(45,280)
Total assets	(2,644,662)		(3,020,409)
Current liabilities:
Income taxes payable	0
Deferred income tax liabilities			(67,509)
Total current liabilities			(67,509)
Intercompany liabilities	(978,392)		(1,352,717)
Accumulated losses in excess of investment in consolidated subsidiaries			(91,564)
Other liabilities	(44,443)		(45,280)
Total liabilities	(1,022,835)		(1,557,070)
Total equity (deficit)	(1,621,827)		(1,463,339)
Total liabilities, redeemable noncontrolling interest and equity (deficit)	$ (2,644,662)		$ (3,020,409)

[1]	Our consolidated assets as of December 31, 2013 and 2012 include total assets of $56,056 and $60,380, respectively, of variable interest entities ("VIEs") that can only be used to settle the obligations of the VIEs. These assets include broadcast licenses and other intangible assets of $44,677 and $46,604 and program rights of $2,186 and $2,060 as of December 31, 2013 and 2012, respectively. Our consolidated liabilities as of December 31, 2013 and 2012 include $4,126 and $4,577, respectively, of total liabilities of the VIEs for which the VIE's creditors have no recourse to the Company, including $2,727 and $4,152, respectively, of program obligations. See further description in Note 1—"Basis of Presentation and Summary of Significant Accounting Policies."